Label	Element	Value
Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2023, the portfolio turnover rate was 44% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, this Fund invests at least 80% of its assets in common stock. The sub-adviser focuses primarily on large-capitalization companies, emphasizing a value style of investing. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization within the range of companies included in the Russell 1000 Value Index, which measures the performance of the large-capitalization value segment of the U.S. equity universe. As of December 31, 2023, the market capitalization range of the Russell 1000 Value Index was approximately $263.5 million to $778.8 billion. As of December 31, 2023, the weighted average market capitalization of the Fund was approximately $136.7 billion.
In selecting investments for the Fund, the sub-adviser looks for companies whose stock price it believes may not adequately reflect the company’s value. The sub-adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the sub-adviser believes more accurately reflects the fair value of the company. The sub-adviser uses a variety of analytical research tools and techniques to help it make decisions about buying or holding securities of companies that meet its investment criteria and selling the securities of companies that do not. In addition to fundamental financial metrics, the sub-adviser may also consider environmental, social, and/or governance (“ESG”) data. However, the sub-adviser may not consider ESG data with respect to every investment decision and, even when such data is considered, the sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the Fund.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. As of December 31, 2023, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector.
The sub-adviser may sell stocks it believes no longer meets its valuation criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Benchmark”) which the Fund has added to comply with new regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a value domestic equity market index that the Investment Adviser considers to be representative of the value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the value domestic equity markets index to continue to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
American Century Investment Management, Inc. began managing the Fund on November 2, 2020, and some investment policies changed at that time. Other firms managed the Fund before that date.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of: • a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Benchmark”) which the Fund has added to comply with new regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and • a value domestic equity market index that the Investment Adviser considers to be representative of the value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the value domestic equity markets index to continue to be the appropriate benchmark index for the Fund for performance comparison.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 17.06%; Q1 2020: (31.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.95%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2023)
Value Portfolio | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Value Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Value Portfolio | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. Income from equity securities may be reduced by changes in the dividend policies of issuers in which this portion of the Fund invests and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time.
Value Portfolio | Value Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
Value Portfolio | Large-Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
Value Portfolio | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
Value Portfolio | Consumer Non-Cyclical Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Consumer Non-Cyclical Sector Risk: Companies in the consumer non-cyclical products and services sector (which are generally considered essential staples) may be adversely impacted by changes in domestic and global economic conditions, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.
Value Portfolio | ESG Considerations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Considerations Risk: ESG considerations are one of a number of factors that the sub-adviser examines when considering investments for the Fund and therefore the issuers in which the Fund invests may not be considered ESG-focused issuers. In addition, if considered, ESG considerations assessed as part of the sub-adviser’s investment process may vary across types of eligible investments and issuers and not every ESG factor may be identified or evaluated for every investment. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors or that use a different methodology to identify and/or incorporate ESG factors. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic. While the sub-adviser views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance. In addition, regulations and industry practices related to ESG are evolving rapidly, and the sub-adviser’s practices may change if required to comply with such regulations or adopt such practices.
Value Portfolio | Underlying Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
Value Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Benchmark)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Benchmark)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.03%
Value Portfolio | Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.40%
Value Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.71%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	518
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,159
Annual Return 2014	rr_AnnualReturn2014	9.16%
Annual Return 2015	rr_AnnualReturn2015	(6.05%)
Annual Return 2016	rr_AnnualReturn2016	17.50%
Annual Return 2017	rr_AnnualReturn2017	17.76%
Annual Return 2018	rr_AnnualReturn2018	(12.37%)
Annual Return 2019	rr_AnnualReturn2019	24.72%
Annual Return 2020	rr_AnnualReturn2020	(6.94%)
Annual Return 2021	rr_AnnualReturn2021	21.64%
Annual Return 2022	rr_AnnualReturn2022	(0.53%)
Annual Return 2023	rr_AnnualReturn2023	3.77%
Label	rr_AverageAnnualReturnLabel	Class I (incepted October 2, 2000)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2000
Value Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.71%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	232
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	409
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 923
Label	rr_AverageAnnualReturnLabel	Class P (incepted May 2, 2011)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011

[1]	The investment adviser has agreed to waive 0.075% of its management fee through April 30, 2025. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.